Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000024797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	7.44%	5.10%	5.74%
C000024799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	10.63%	5.25%	5.58%
C000077842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000170844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000024797
Average Annual Return [Line Items]
Average Annual Return, Percent	12.48%	6.07%	6.23%
Without Sales Load [Member] | C000024799
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%	5.25%	5.58%
Without Sales Load [Member] | C000077842
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.38%	6.54%
Without Sales Load [Member] | C000024800
Average Annual Return [Line Items]
Average Annual Return, Percent	12.02%	5.61%	5.77%
Without Sales Load [Member] | C000170844
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%	6.41%	6.54%
FEDERATED INDEX: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	18.21%	11.97%	11.40%
FEDERATED INDEX: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	18.21%	11.97%	11.40%
FEDERATED INDEX: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	18.21%	11.97%	11.40%
FEDERATED INDEX: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	18.21%	11.97%	11.40%
FEDERATED INDEX: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	18.21%	11.97%	11.40%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.57%	(1.94%)	1.29%
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Average Annual Return, Percent	13.12%	6.33%	7.45%
FEDERATED INDEX: Morningstar World Allocation Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Category Average
Average Annual Return, Percent	11.96%	7.16%	6.86%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.57%	(1.94%)	1.29%
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Average Annual Return, Percent	13.12%	6.33%	7.45%
FEDERATED INDEX: Morningstar World Allocation Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Category Average
Average Annual Return, Percent	11.96%	7.16%	6.86%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.57%	(1.94%)	1.29%
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Average Annual Return, Percent	13.12%	6.33%	7.45%
FEDERATED INDEX: Morningstar World Allocation Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Category Average
Average Annual Return, Percent	11.96%	7.16%	6.86%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.57%	(1.94%)	1.29%
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Average Annual Return, Percent	13.12%	6.33%	7.45%
FEDERATED INDEX: Morningstar World Allocation Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Category Average
Average Annual Return, Percent	11.96%	7.16%	6.86%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.57%	(1.94%)	1.29%
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Average Annual Return, Percent	13.12%	6.33%	7.45%
FEDERATED INDEX: Morningstar World Allocation Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Category Average
Average Annual Return, Percent	11.96%	7.16%	6.86%